Financial instruments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ (72,949,000)		$ 12,529,000
Cash and cash equivalents	1,143,674,000		1,247,447,000	$ 918,382,000
Short-term investments	1,138,174,000		$ 84,906,000
Pledged cash as security	$ 239,000,000
Collateral account term	5 years	5 years
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	3.30%	3.30%	1.10%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	4.20%	4.20%	1.70%
Provision of guarantees or collateral by entity related party transactions	$ 179,700,000	$ 132,600,000
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	(6,589,000)		$ (673,000)
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,143,674,000		1,247,447,000
Short-term investments	$ 1,138,174,000		$ 84,906,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	92.00%	92.00%	92.00%
Interest rate risk [member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in interest rate	1.00%	1.00%
Gain (loss)	$ (766,000)
Fair value of Cameco's interest rate swap net liability	7,284,000		$ 673,000
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75,000,000
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate	the three-month Canada Dealer Offered Rate
Margin rate	1.30%
Interest rate risk [member] | Interest rate contracts [Member] | Series H senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Margin rate	2.95%